Note 11 - Commitments and Contingencies (Details Textual) $ in Millions	Dec. 31, 2025 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 619.3
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	192.6
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	149.7
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	116.5
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Four	62.1
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Five	51.3
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due Thereafter	$ 47.1
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	6
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 295.8
Construction of Vessel, Future Minimum Payments Due, Next Twelve Months	27.3
Construction of Vessel, Future Minimum Payments Due in Two Years	137.1
Construction of Vessel, Future Minimum Payments Due in Three Years	$ 131.4